Leases (Details) - Schedule of movement of the right of use assets recognized - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance		S/ 109
Additions	S/ 7,504
Sales and/or retirement	(71)
Ending balance	7,542	109
Accumulated depreciation [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance
Additions	1,534	63
Sales and/or retirement	(61)
Ending balance	1,536	63
Net book value [member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance		46
Ending balance	6,006
Transportation Units [Member] | Cost [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance
Additions	7,504
Sales and/or retirement
Ending balance	7,504
Transportation Units [Member] | Accumulated depreciation [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance
Additions	1,501
Sales and/or retirement
Ending balance	1,501
Transportation Units [Member] | Net book value [member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance
Ending balance	6,003
Other leases [Member] | Cost [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance		109
Additions
Sales and/or retirement	(71)
Ending balance	38	109
Other leases [Member] | Accumulated depreciation [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance
Additions	33	63
Sales and/or retirement	(61)
Ending balance	35	63
Other leases [Member] | Net book value [member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance		S/ 46
Ending balance	S/ 3